Leases - Narative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Leases
Renewal option to extend	true
Residual value guarantees	false
Operating lease expense	$ 757	$ 960
Depreciation of right-of-use assets	$ 226	$ 352
Weighted average remaining lease term	7 years	7 years 6 months	6 years 6 months
Weighted average discount rate	11.35%	11.15%	11.35%
Minimum
Leases
Renewal term	5 years
Maximum
Leases
Renewal term	9 years